Expense Example {- Fidelity Advisor Freedom® 2035 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-19 - Fidelity Advisor Freedom® 2035 Fund	Jul. 15, 2022 USD ($)
Class A
Expense Example:
1 year	$ 667
3 years	863
5 years	1,075
10 years	1,685
Class M
Expense Example:
1 year	469
3 years	721
5 years	992
10 years	1,765
Class C
Expense Example:
1 year	274
3 years	539
5 years	928
10 years	1,821
Class I
Expense Example:
1 year	73
3 years	227
5 years	395
10 years	883
Class Z
Expense Example:
1 year	62
3 years	195
5 years	340
10 years	$ 762